Income Tax - Summary Of Expiration Of Accumulated Restated Tax Losses Explanatory (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 0	$ 1,871	$ 1,961